Employee Benefit Plans	6 Months Ended
Jun. 30, 2011
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Six months ended June 30,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	3	1	4	1
Interest cost	11	7	9	6
Expected return on plan assets	(14)	-	(13)	-
Net periodic benefit cost	-	8	-	7

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2011 (1)	7
	Actual contribution for the six months ended June 30, 2011	4

(1)	The Company's expected contribution to its pension plan in 2011 as disclosed in the Company's Form 20-F for the year ended December 31, 2010.